FAIR VALUE OF FINANCIAL INSTRUMENTS - Netting of Financial Instruments (Details) - USD ($) $ in Millions	Dec. 31, 2024	Dec. 31, 2023
Accounts receivable and other [Member]
Disclosure of offsetting of financial assets [line items]
Gross amounts of financial instruments before netting	$ 4,882	$ 3,204
Gross amounts of financial instruments set-off in Consolidated Balance Sheets	(142)	(589)
Net amount of financial instruments in Consolidated Balance Sheets	4,740	2,615
Accounts payable and other
Disclosure of offsetting of financial assets [line items]
Gross amounts of financial instruments before netting	3,371	5,305
Gross amounts of financial instruments set-off in Consolidated Balance Sheets	(135)	(506)
Net amount of financial instruments in Consolidated Balance Sheets	$ 3,236	$ 4,799